Business acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 56,142,000	$ 3,089,000
Amortization of intangible assets	1,933,000	0	$ 0
Network Bridges Inc.
Business Combination, Consideration Transferred [Abstract]
Cash(1)	53,350,000	3,150,000
Number of ordinary shares issued		$ 850,000
Number of ordinary shares issued (in shares)		85
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	1,331,000	$ 556,000
Accounts receivable	451,000	203,000
Prepayments and other current assets	704,000	24,000
Contract asset	705,000
Fixed assets	2,000	15,000
Intangible assets, net	8,155,000	213,000
Operating lease right-of-use assets	413,000
Other non-current assets	26,000
Accounts payable	(134,000)
Advances from customers	(6,710,000)
Salary and welfare payable	(2,863,000)	(31,000)
Taxes payable and other accrued liabilities	(200,000)	(16,000)
Operating lease liabilities	(363,000)
Deferred tax liabilities(2)	(1,219,000)	(53,200)
Total identifiable net assets acquired	298,000	911,000
Goodwill	53,052,000	3,089,000
Total purchase consideration	53,350,000	$ 4,000,000
Deferred tax liability, period of recognition		5 years
Network Bridges Inc. | Developed Technology
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net		$ 200,000
Finite-lived intangible asset, useful life		5 years
Network Bridges Inc. | Developed Technology | General and Administrative Expense [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	42,600	$ 3,500
Acquisition Of Easemob [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Deferred tax liabilities(2)	1,200,000	$ (53,000)
Total purchase consideration				$ 53,400,000
Acquisition Of Easemob [Member] | Accrued Expenses And Other Liabilities Current [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Business Combination, Contingent Consideration, Liability, Current	4,600,000
Acquisition Of Easemob [Member] | Developed Technology
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net	$ 4,000,000.0
Finite-lived intangible asset, useful life	5 years
Acquisition Of Easemob [Member] | Developed Technology | General and Administrative Expense [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	$ 700,000